Contingencies and Commitments	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Contingencies and Commitments [Abstract]
Contingencies and commitments
14.	Contingencies and commitments

Satellite and insurance matters

a.	In December 2011, Satmex renewed the in-orbit insurance policy for Satmex 6, which expires on December 5, 2012, and provides coverage for $288 million. The insurance companies have the right to review the terms and conditions of the insurance policy, including the right to terminate the insurance coverage.

The insurance policy terms and conditions are in accordance with current industry standards. Any uninsured loss of Satmex 6 would not have a material effect on Satmex’s results of operations and financial position.

In December 2011, Satmex renewed the in-orbit insurance policy for Satmex 5, which expires on December 5, 2012. As of March 31 2012, Satmex 5 is insured with coverage of $17.5 million. This insurance is based upon asset value and shall be reduced from $20.2 million in January 2012 to $5.4 million in December 2012.

The Satmex 5 insurance policy excludes coverage for the Xenon Ion Propulsion System (“XIPS”) and any other anomaly related to this system. It also has another exclusion related to the anomaly from the channel 1C.

Satmex 5 operates using the chemical propellant subsystem. Due to a XIPS failure that occurred during 2010, the estimated remaining life of the satellite is 0.88 years as of March 31, 2012. Such failure does not have an impact on the service capacity of Satmex 5.

The insurance policy terms and conditions are in accordance with current industry standards. Any uninsured loss of Satmex 5 could have a material adverse effect on Satmex’s results of operations and financial position.

b.	The in-orbit insurance for Solidaridad 2 was not renewed primarily because the satellite’s geostationary life was ended in 2009. Any uninsured loss of Solidaridad 2 would not have a material adverse effect on Satmex’s results of operations and financial condition.

Commitments

c.	Satmex entered into a contract with Space Systems/Loral, Inc. (“SS/L”) and granted to SS/L a usufruct right (a Mexican law concept that grants another person the right to use and benefit from another person’s property) over certain transponders on the Satmex 5 and Satmex 6 satellites, until the end of the life of such satellites. SS/L was not required to post a bond related to the usufruct arrangement. In the event that Satmex or a new shareholder decides not to continue with the usufruct arrangement, SS/L has the right to receive the higher of a percentage of the net sale value of Satmex 6 and Satmex 5 or an amount equal to the market value related to the transponders granted under the usufruct arrangement.

d.	State Reserve - Under the orbital concessions granted by the Mexican federal government, Satmex must provide, at no charge, satellite capacity of approximately 362.88 MHz to the Mexican federal government in C- and Ku- bands.

e.	On October 15, 1997, the Mexican government granted a property concession that relates to Satmex’s use of the land and buildings on which its satellite control centers are located and allows Satmex to base its ground station equipment within telecommunication facilities that belong to the Mexican government. Under such concession, Satmex is obliged to pay an annual fee, equivalent to 7.5% of the total value of the land, which is determined by appraisal experts assigned by the Mexican federal government. For the three months ended March 31, 2012 and 2011, the fees paid were $126 and $136, respectively.

f.	On May 7, 2010, but effective as of April 1, 2010, Satmex entered into a construction contract (the “Construction Agreement”) with SS/L for the design and construction of a new, 64 transponder, C- and Ku- band satellite, to be named Satmex 8 and which will replace Satmex 5.

The Construction Agreement provides that SS/L will have the satellite ready for shipment to the launch site prior to July 1, 2012. The Construction Agreement contemplates a fixed price for the construction of Satmex 8 and specified support services, plus additional costs depending on the launch vehicle selected and Satmex 8’s achievement of orbital performance. Payments are due from Satmex upon SS/L achieving specified milestones.

On December 23, 2010, Satmex entered into a Launch Services Agreement (the “Launch Services Agreement”) with ILS International Launch Services, Inc. (“ILS”) for the launch of Satmex 8. The Launch Services Agreement provides for the launch of Satmex 8 in the third quarter of 2012. Amounts due to ILS for launch services under the agreement are payable prior to the launch date.

g.	On June 20, 2008, SS/L and Satmex entered into an Authorization to Proceed (“ATP-S7”) for Satmex 7. On October 2, 2009, Satmex, with the approval of SS/L, assigned ATP-S7 to Alterna’TV Corp. Satmex agreed to be jointly and severally liable for Alterna’TV Corp.’s obligations under ATP-S7 and unconditionally guaranteed to SS/L the due and timely performance by Alterna’TV Corp. of all the present and future undertakings and obligations to SS/L under ATP-S7. On December 3, 2010, Alterna’TV Corp. and SS/L entered into a Second Amendment to ATP-S7, to extend the term of the ATP-S7 to December 31, 2011. On December 22, 2011, the Company entered into a Third Amendment, to extend the term of the ATP-S7 to December 31, 2012.

Satmex has no obligations beyond the $2.6 million already paid to SS/L.

h.	On February 3, 2012, the Company entered into a contract for launch services (the “Satmex Launch Services Agreement”) with Space X Exploration Technologies Corp. for the launch of a dual-satellite payload which includes its next generation satellite, designed Satmex 7 (“Satmex 7”).

On March 13, 2012, Satmex entered into a construction agreement, (the “Satmex Procurement Agreement”), with Boeing Satellite Systems International, Inc. (“Boeing”), for the design, construction and delivery of Satmex 7. The construction program provides for a 34 months construction schedule, with a scheduled launch period between December 2014 and February 2015.

On March 13, 2012, Satmex and Asia Broadcast Satellite Holdings Ltd. (“ABS”) also entered into a master procurement agreement with Boeing (the “Master Procurement Agreement”), which establishes the framework for the joint administration by Satmex and ABS of the procurement program. In addition to entering into the Satmex Procurement Agreement with Boeing, Satmex also entered into a bilateral agreement with ABS on March 13, 2012 (the “Bilateral Agreement”), in which the parties agreed to share launch services costs, allocate common procurement program costs and cross-indemnify each other for any actions or changes to the procurement program made by Satmex or ABS that adversely affect the costs, timing, delivery or launch of the other party’s satellite or satellites.

i.	Satmex leases two floors in the building where its headquarters are located. The corresponding lease agreement establishes a mandatory period of five years and three months as of October 2008 and ending in December 2013. For the three months ended March 31, 2012 and 2011, rental expense was $129 and $124, respectively. The minimum future payments are as follows:

Years
2012 (remaining nine months)	$388
2013	517

$905

j.	Future minimum revenues due from customers under non-cancelable operating lease contracts, which include a penalty clause against customers in case of early termination, for transponder capacity on satellites in-orbit as of March 31, 2012, are as follows:

Years
2012 (remaining nine months)	$73,004
2013	66,958
2014	25,356
2015	11,887
Thereafter	26,046

$203,251

Other Matters

k.	The primary and alternate control centers used by Satmex to operate its satellites form part of a building complex that also houses equipment owned and used by the Mexican federal government’s teleport and mobile satellite services systems. Under its property concession, Satmex can only use these control centers for the operation of satellites. However, the teleport of Enlaces is also housed at the primary control center. A request for approval to use the control center for the operation of Enlaces’ teleport was filed with SCT in July 2000. In March 2009, Enlaces provided the SCT with a list of the equipment and antennas being used at the control center that are independent of Satmex’s satellite operations.

On May 14, 2010, the SCT issued an amendment to the property concession granted on October 15, 1997, under which the Company may, with prior authorization from the SCT, lease or give under a commodatum (i.e., a rent-free lease) agreement, segments of the primary and alternate control centers to third parties as long as such segments are used for activities related to the subject matter of the property concession. This amendment allows the Company, among other things, to provide control and satellite operation services to other operators, with the prior authorization of the SCT.

Pursuant to this amendment to the property concession, the Company filed a new authorization request for Enlaces’ teleport to be housed at Satmex’s primary control center on May 17, 2010. Authorization is pending as of the date of the accompanying unaudited condensed consolidated financial statements.

17.	Contingencies and commitments

Satellite and insurance matters

n.	In December 2011, Satmex renewed the in-orbit insurance policy for Satmex 6, which expires on December 5, 2012, and provides coverage for $288 million. The insurance companies have the right to review the terms and conditions of the insurance policy, including the right to terminate the insurance coverage.

The insurance policy terms and conditions are in accordance with current industry standards. Any uninsured loss of Satmex 6 would have a material adverse effect on Satmex’s results of operations and financial position.

o.	In December 2011, Satmex renewed the in-orbit insurance policy for Satmex 5, which expires on December 5, 2012, and provides coverage for $21.5 million as of December 31, 2011.

The Satmex 5 insurance policy excludes coverage for the Xenon Ion Propulsion System (“XIPS”) and any other anomaly related to this system. It also has another exclusion related to the anomaly from the channel 1C.

Satmex 5 operates using the chemical propellant subsystem. Due to a XIPS failure that occurred during 2010, the estimated remaining life of the satellite is 0.94 years as of December 31, 2011. Such failure does not have an impact on the service capacity of Satmex 5.

The insurance policy terms and conditions are in accordance with current industry standards. Any uninsured loss of Satmex 5 could have a material adverse effect on Satmex’s results of operations and financial position.

p.	The in-orbit insurance for Solidaridad 2 was not renewed primarily because the satellite’s geostationary life was ended in 2009. Any uninsured loss of Solidaridad 2 would not have a material adverse effect on Satmex’s results of operations and financial condition.

Legal matters

q.	The management of the Company is not aware of any material pending litigation against Satmex, nor are its assets subject to any legal action.

r.	On January 1, 2008, the IETU Law went into effect. Satmex, on one hand, and Enlaces, the Service Companies and HPS, on the other hand, have submitted appeals against the IETU Law to minimize Satmex’s tax burden.

On March 22, 2010, the appeals submitted by Enlaces, the Service Companies and HPS against the IETU Law were denied due to the fact that the latter was considered constitutional.

On June 14, 2010, through a court resolution, the appeal submitted by Satmex against the IETU Law was denied; as a result Satmex submitted a second appeal for review of such court decision. On October 27, 2011, the second appeal was also denied, confirming the court resolution. Therefore, no further actions can be taken against the IETU law and the lawsuit is considered closed.

Commitments

s.	Satmex entered into a contract with Space Systems/Loral, Inc. (“SS/L”) and granted to SS/L a usufruct right (a Mexican law concept that grants another person the right to use and benefit from another person’s property) over certain transponders on the Satmex 5 and Satmex 6 satellites, until the end of the life of such satellites. SS/L was not required to post a bond related to the usufruct arrangement. In the event that Satmex or a new shareholder decides not to continue with the usufruct arrangement, SS/L has the right to receive the higher of a percentage of the net sale value of Satmex 6 and Satmex 5 or an amount equal to the market value related to the transponders granted under the usufruct arrangement.

t.	State Reserve - Under the orbital concessions granted by the Mexican federal government, Satmex must provide, at no charge, satellite capacity of approximately 362.88 MHz to the Mexican federal government in C- and Ku- bands.

u.	On October 15, 1997, the Mexican government granted a property concession that relates to Satmex’s use of the land and buildings on which its satellite control centers are located and allows Satmex to base its ground station equipment within telecommunication facilities that belong to the Mexican government. Under such concession, Satmex is obliged to pay an annual fee, equivalent to 7.5% of the total value of the land, which is determined by appraisal experts assigned by the Mexican federal government. For the periods from May 26, 2011 to December 31, 2011 (Successor Registrant), from January 1, 2011 to May 25, 2011 and for the years ended December 2010 and 2009 (Predecessor Registrant), the fees paid were $283, $224, $479 and $359, respectively.

v.	On May 7, 2010, but effective as of April 1, 2010, Satmex entered into a construction contract (the “Construction Agreement”) with SS/L for the design and construction of a new, 64 transponder, C- and Ku- band satellite, named Satmex 8 and which will replace Satmex 5.

The Construction Agreement provides that SS/L will have the satellite ready for shipment to the launch site prior to July 1, 2012. The Construction Agreement contemplates a fixed price for the construction of Satmex 8 and specified support services, plus additional costs depending on the launch vehicle selected and Satmex 8’s achievement of orbital performance. Payments are due from Satmex upon SS/L achieving specified milestones.

On December 23, 2010, Satmex entered into a Launch Services Agreement (the “Launch Services Agreement”) with ILS International Launch Services, Inc. (“ILS”) for the launch of Satmex 8. The Launch Services Agreement provides for the launch of Satmex 8 in the third quarter of 2012. Amounts due to ILS for launch services under the agreement are payable prior to the launch date.

w.	On June 20, 2008, SS/L and Satmex entered into an Authorization to Proceed (“ATP-S7”) for Satmex 7. On October 2, 2009, Satmex, with the approval of SS/L, assigned ATP-S7 to Alterna’TV Corp. Satmex agreed to be jointly and severally liable for Alterna’TV Corp.’s obligations under ATP-S7 and unconditionally guaranteed to SS/L the due and timely performance by Alterna’TV Corp. of all the present and future undertakings and obligations to SS/L under ATP-S7. On December 3, 2010, Alterna’TV Corp. and SS/L entered into a Second Amendment to ATP-S7, to extend the term of the ATP-S7 to December 31, 2011. On December 22, 2011, the Company entered into a Third Amendment, to extend the term of the ATP-S7 to December 31, 2012.

Satmex has no obligations beyond the $2.6 million already paid to SS/L.

x.	Satmex leases two floors in the building where its headquarters are located. The corresponding lease agreement establishes a mandatory period of five years and three months as of October 2008 and ending in December 2013. For the periods from May 26, 2011 to December 31, 2011 (Successor Registrant), from January 1, 2011 to May 25, 2011 and for the years ended December 2010 and 2009 (Predecessor Registrant), rent expense was $207, $503, $494 and $374, respectively. The minimum future payments are as follows:

Years

2012	$517
2013	517

$1,034

y.	Future minimum revenues due from customers under non-cancelable operating lease contracts, which include a penalty clause against customers in case of early termination, for transponder capacity on satellites in-orbit as of December 31, 2011, are as follows:

Years

2012	$95,056
2013	63,198
2014	21,613
2015	11,424
Thereafter	25,503

$216,794

Other Matters

z.	The primary and alternate control centers used by Satmex to operate its satellites form part of a building complex that also houses equipment owned and used by the Mexican federal government’s teleport and mobile satellite services systems. Under its property concession, Satmex can only use these control centers for the operation of satellites. However, the teleport of Enlaces is also housed at the primary control center. A request for approval to use the control center for the operation of Enlaces’ teleport was filed with SCT in July 2000. In March 2009, Enlaces provided the SCT with a list of the equipment and antennas being used at the control center that are independent of Satmex’s satellite operations.

On May 14, 2010, the SCT issued an amendment to the property concession granted on October 15, 1997, under which the Company may, with prior authorization from the SCT, lease or give under a commodatum (i.e., a rent-free lease) agreement, segments of the primary and alternate control centers to third parties as long as such segments are used for activities related to the subject matter of the property concession. This amendment allows the Company, among other things, to provide control and satellite operation services to other operators, with the prior authorization of the SCT.

Pursuant to this amendment to the property concession, the Company filed a new authorization request for Enlaces’ teleport to be housed at Satmex’s primary control center on May 17, 2010. Authorization is pending as of the date of the accompanying consolidated financial statements.